Financial instruments	6 Months Ended
Dec. 31, 2018
Financial instruments
Financial instruments

Financial instruments

Fair value

Fair value is determined using valuation techniques as outlined unless the instrument is listed in an active market. Where possible, inputs are based on quoted prices and other market determined variables.

Fair value hierarchy

The table below represents significant financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December 2018. This includes the US dollar bonds, interest rate swap, crude oil put options and zero-cost foreign exchange collars which were considered to be significant financial instruments for the group based on the amounts recognised in the statement of financial position and the fact that these instruments are traded in an active market. The calculation of fair value requires various inputs into the valuation methodologies used. The source of the inputs used affects the reliability and accuracy of the valuations. Significant inputs have been classified into the hierarchical levels in line with IFRS 13.

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs other than quoted prices that are observable for the asset or liability (directly or indirectly).
Level 3	Inputs for the asset or liability that are unobservable.

Instrument	IFRS 13 fair value hierarchy	Carrying value Rm	Fair value Rm	Valuation method	Significant inputs
Listed long-term debt	Level 1	(47 027)	(46 155)	Fair value	Quoted market price for the same or similar instruments
Derivative financial assets and liabilities	Level 2	933	933	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	Foreign exchange rates, market commodity prices, US$ swap curve, as appropriate

For all other financial instruments, fair value approximates carrying value.